SIGNIFICANT TRANSACTIONS - Discontinued Operations (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held-for-sale	$ 2,321	$ 0
Liabilities held-for-sale	561	$ 0
Assets and liabilities classified as held for sale | Algeria
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held-for-sale	1,816
Liabilities held-for-sale	409
Assets and liabilities classified as held for sale | NTC
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held-for-sale	497
Liabilities held-for-sale	152
Assets and liabilities classified as held for sale | Other individual assets
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held-for-sale	8
Liabilities held-for-sale	$ 0